Commitments and Contingencies (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 316,523	$ 736,185
2026	305,811	719,604
2027	269,432	732,061
2028	85,834	694,040
2029		471,735
Thereafter
Total future minimum lease payments	977,600	3,353,625
Less imputed interest	(110,607)	(589,536)
Total	866,993	2,764,089
Current lease liability	260,024	522,764
Non-current lease liability	606,969	2,241,324
Total	$ 866,993	$ 2,764,089